RESTRUCTURING COSTS (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012
One-time employee termination benefits
Balance at beginning of the year	$ 0
Incurred	1,383
Paid	(42)
Adjustments	0
Balance at the end of the year	1,341
Contract termination costs
Balance at beginning of the year	0
Incurred	0
Paid	0
Adjustments	0
Balance at the end of the year	0
Other associated costs
Balance at beginning of the year	0
Incurred	72
Paid	0
Adjustments	0
Balance at the end of the year	$ 72